Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards granted to our named executive officers and other key executives in fiscal 2024 were granted under our Equity Plan. The Equity Plan authorizes the issuance of stock option awards to eligible participants, however no stock option awards were granted under the Equity Plan during 2024. Equity awards for executive officers are approved by our board of directors upon a recommendation by our compensation committee.
Pursuant to our Equity Plan, the exercise price of stock options is the fair market value of our Common Stock on the date of the grant. When stock options are granted, the timing of grants occurs independent of the release of any material nonpublic information. We do not backdate grants of awards and do not have any program, plan, or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Equity Plan authorizes the issuance of stock option awards to eligible participants, however no stock option awards were granted under the Equity Plan during 2024. Equity awards for executive officers are approved by our board of directors upon a recommendation by our compensation committee.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Pursuant to our Equity Plan, the exercise price of stock options is the fair market value of our Common Stock on the date of the grant. When stock options are granted, the timing of grants occurs independent of the release of any material nonpublic information. We do not backdate grants of awards and do not have any program, plan, or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false